Schedule of Investments (unaudited) January 31, 2020	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.5%
Australia Government Bond
2.00%, 12/21/21(a)	AUD	1,345	$922,821
2.25%, 11/21/22	AUD	900	629,618
5.75%, 05/15/21(a)	AUD	1,330	947,236
5.75%, 07/15/22(a)	AUD	675	507,979

			3,007,654

Austria — 4.8%
Republic of Austria Government Bond
3.40%, 11/22/22(b)	EUR	675	833,087
3.50%, 09/15/21(b)	EUR	1,180	1,394,597
3.65%, 04/20/22(b)	EUR	800	970,961

			3,198,645

Belgium — 4.5%
Kingdom of Belgium Government Bond
4.00%, 03/28/22	EUR	700	853,221
4.25%, 09/28/21(b)	EUR	880	1,053,721
4.25%, 09/28/22(b)	EUR	875	1,095,318

			3,002,260

Canada — 4.7%
Canadian Government Bond
0.50%, 03/01/22	CAD	625	463,272
0.75%, 03/01/21	CAD	768	575,726
0.75%, 09/01/21	CAD	939	702,203
1.00%, 09/01/22	CAD	1,105	826,500
2.75%, 06/01/22	CAD	400	311,613
3.25%, 06/01/21	CAD	300	231,984

			3,111,298

Denmark — 1.8%
Denmark Government Bond
0.25%, 11/15/22(b)	DKK	1,975	300,584
3.00%, 11/15/21	DKK	5,800	917,304

			1,217,888

Finland — 2.6%
Finland Government Bond
0.00%, 04/15/22(b)(c)	EUR	450	505,672
1.63%, 09/15/22(b)	EUR	500	587,124
3.50%, 04/15/21(b)	EUR	530	616,420

			1,709,216

France — 8.1%
French Republic Government Bond OAT
0.00%, 05/25/21(a)(c)	EUR	630	703,612
0.00%, 02/25/22(a)(c)	EUR	300	336,715
0.00%, 05/25/22(a)(c)	EUR	1,475	1,658,297
3.00%, 04/25/22(a)	EUR	900	1,078,567
3.25%, 10/25/21(a)	EUR	770	910,572
3.75%, 04/25/21(a)	EUR	600	700,493

			5,388,256

Germany — 6.8%
Bundesobligation
0.00%, 10/08/21(a)(c)	EUR	400	448,196
0.00%, 04/08/22(a)(c)	EUR	300	337,430
Bundesrepublik Deutschland Bundesanleihe
1.50%, 09/04/22(a)	EUR	600	702,947
1.75%, 07/04/22(a)	EUR	300	352,188
2.00%, 01/04/22(a)	EUR	700	816,180
2.25%, 09/04/21(a)	EUR	300	347,863
2.50%, 01/04/21(a)	EUR	810	923,692

Security		Par (000)	Value

Germany (continued)
3.25%, 07/04/21(a)	EUR	400	$467,895
Bundesschatzanweisungen, 0.00% 12/10/21(a)(c)	EUR	150	168,295

			4,564,686

Ireland — 2.0%
Ireland Government Bond
0.00%, 10/18/22(a)(c)	EUR	500	561,852
0.80%, 03/15/22(a)	EUR	665	757,662

			1,319,514

Italy — 10.0%
Italy Buoni Poliennali Del Tesoro
0.35%, 11/01/21	EUR	320	357,973
0.45%, 06/01/21(a)	EUR	360	402,641
1.00%, 07/15/22(a)	EUR	1,000	1,137,849
1.20%, 04/01/22	EUR	300	342,083
1.35%, 04/15/22	EUR	300	343,128
1.45%, 09/15/22	EUR	575	662,575
2.15%, 12/15/21	EUR	350	404,850
3.75%, 03/01/21	EUR	420	485,903
3.75%, 05/01/21(b)	EUR	210	244,372
3.75%, 08/01/21(b)	EUR	370	434,304
4.75%, 09/01/21	EUR	500	597,482
5.00%, 03/01/22	EUR	850	1,043,205
5.50%, 11/01/22(a)	EUR	175	223,274

			6,679,639

Japan — 23.1%
Japan Government Five Year Bond
0.10%, 03/20/21	JPY	240,850	2,228,371
0.10%, 06/20/21	JPY	306,000	2,832,953
0.10%, 09/20/21	JPY	69,550	644,312
0.10%, 12/20/21	JPY	194,000	1,798,382
0.10%, 03/20/22	JPY	101,000	937,119
0.10%, 06/20/22	JPY	35,000	324,999
0.10%, 09/20/22	JPY	225,000	2,091,004
0.10%, 12/20/22	JPY	215,000	1,999,737
Japan Government Ten Year Bond
1.00%, 03/20/22	JPY	195,000	1,843,383
1.10%, 03/20/21	JPY	2,350	21,986
1.30%, 03/20/21	JPY	42,900	402,259
Japan Government Two Year Bond, 0.10%, 01/01/22	JPY	30,000	278,123

			15,402,628

Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/22(b)(c)	EUR	700	785,281
2.25%, 07/15/22(b)	EUR	975	1,158,075
3.25%, 07/15/21(b)	EUR	960	1,124,194

			3,067,550

Norway — 1.4%
Norway Government Bond, 3.75%, 05/25/21(b)	NOK	8,500	950,899

Portugal — 3.6%
Portugal Obrigacoes do Tesouro OT
2.20%, 10/17/22(b)	EUR	1,050	1,247,041
3.85%, 04/15/21(b)	EUR	975	1,137,675

			2,384,716

South Korea — 0.1%
Korea Treasury Bond, 1.88%, 03/10/22	KRW	78,000	66,226

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain — 4.4%
Spain Government Bond
0.05%, 01/31/21	EUR	300	$334,167
0.05%, 10/31/21	EUR	250	279,315
0.40%, 04/30/22	EUR	700	790,055
0.75%, 07/30/21	EUR	440	496,445
5.50%, 04/30/21(b)	EUR	440	523,604
5.85%, 01/31/22(b)	EUR	400	498,838

			2,922,424

Sweden — 1.7%
Sweden Government Bond, 3.50%, 06/01/22	SEK	10,100	1,141,931

Switzerland — 0.5%
Swiss Confederation Government Bond, 2.00%, 04/28/21(a)	CHF	335	358,842

United Kingdom — 4.7%
United Kingdom Gilt
0.50%, 07/22/22(a)	GBP	650	858,287
1.75%, 09/07/22(a)	GBP	400	545,155
3.75%, 09/07/21(a)	GBP	658	911,525
4.00%, 03/07/22(a)	GBP	300	424,606
8.00%, 06/07/21(a)	GBP	272	394,011

			3,133,584

Total Foreign Government Obligations — 93.9% (Cost: $63,383,855)			62,627,856

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)	3,009	$3,009,000

Total Short-Term Investments — 4.5% (Cost: $3,009,000)		3,009,000

Total Investments in Securities — 98.4% (Cost: $66,392,855)		65,636,856

Other Assets, Less Liabilities — 1.6%		1,055,938

Net Assets — 100.0%		$66,692,794

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,056	(47)	3,009	$3,009,000	$12,139	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
3-Year Korea Treasury Note	15	03/17/20	$1,394	$4,970

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,971,076	KRW	7,063,967,502	GS	02/04/20	$44,183

KRW	7,063,967,502	USD	6,018,714	GS	02/04/20	(91,821)

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 1-3 Year International Treasury Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	3,531,983,751	USD	2,999,562	GS	03/03/20	$(49,271)

						(141,092)

	Net unrealized depreciation					$(96,909)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$62,627,856	$—	$62,627,856
Money Market Funds	3,009,000	—	—	3,009,000

	$3,009,000	$62,627,856	$—	$65,636,856

Derivative financial instruments(a)
Assets
Futures Contracts	$4,970	$—	$—	$4,970
Forward Foreign Currency Exchange Contracts	—	44,183	—	44,183
Liabilities
Forward Foreign Currency Exchange Contracts	—	(141,092)	—	(141,092)

	$4,970	$(96,909)	$—	$(91,939)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

GS	Goldman Sachs & Co.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

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